Long-Term Debt - Additional Information (Detail) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 31, 2017	Sep. 30, 2016	Jul. 31, 2016	Feb. 29, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Line of credit designated for working capital purposes							$ 150,000,000
Minimum current borrowing usage					$ 0
Maximum current borrowing usage							$ 230,000,000
Debt instrument covenant description							Certain debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2016, the Company is in compliance with all of its covenants.
Issuance of additional debt							$ 2,300,000,000
Minimum net worth							1,100,000,000
Short-Term Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings outstanding under facility							$ 0	$ 18,000,000
Secured Revolving Credit and Term Loan Facility [Member]
Debt Instrument [Line Items]
Minimum current borrowing usage				$ 36,200,000
Maximum current borrowing usage			$ 83,200,000
Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee							0.15%
Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee							0.40%
Centuri Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Effective interest rate							2.63%
Debentures [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Notes payable							$ 1,197,569,000	$ 901,363,000
Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Debt instrument covenant description							Certain Centuri debt instruments also have leverage ratio caps and fixed charge ratio coverage requirements. At December 31, 2016, Centuri is in compliance with all of its covenants.
Issuance of additional debt							$ 145,000,000
Equity cushion relating to minimum fixed charge ratio coverage requirement							21,000,000
Centuri Construction Group Inc [Member] | Secured Revolving Credit and Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity							$ 300,000,000
Credit facility expiration date							Oct. 31, 2019
Debt secured by assets							$ 445,000,000
Centuri Construction Group Inc [Member] | Centuri Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity							$ 150,000,000
LIBOR [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin							1.00%
LIBOR [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin							2.25%
Canadian Dealer Offered Rate [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin							1.00%
Canadian Dealer Offered Rate [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin							2.25%
Alternate Base Rate or Canadian Base Rate [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin							0.00%
Alternate Base Rate or Canadian Base Rate [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin							1.25%
4.85% 2005 Series A, due 2035 [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								4.85%
Debt instrument due date								Oct. 01, 2035
4.85% 2005 Series A, due 2035 [Member] | Fixed-Rate Bonds [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Unsecured debt							$ 0	$ 100,000,000
4.85% 2005 Series A, due 2035 [Member] | Early Redemption of Debt [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Unsecured debt			$ 100,000,000
Debt instrument, original debt due date of debt year			2035
Debt instrument interest rate			4.85%
4.75% 2006 Series A, due 2036 [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest rate								4.75%
Debt instrument due date								Sep. 01, 2036
4.75% 2006 Series A, due 2036 [Member] | Fixed-Rate Bonds [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Unsecured debt							$ 0	$ 24,855,000
4.75% 2006 Series A, due 2036 [Member] | Early Redemption of Debt [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Unsecured debt		$ 24,900,000			$ 24,900,000
Debt instrument, original debt due date of debt year		2036
Debt instrument interest rate		4.75%			4.75%
Southwest Gas Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity						$ 300,000,000
Line of credit designated as long term debt						150,000,000
Line of credit designated for working capital purposes						$ 150,000,000
Credit facility expiration date						Mar. 01, 2021
Effective interest rate							5.21%
Southwest Gas Credit Facility [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Borrowings outstanding under facility							$ 5,000,000
Southwest Gas Credit Facility [Member] | Before Amendment [Member]
Debt Instrument [Line Items]
Previous credit facility expiration date						Mar. 01, 2020
Southwest Gas Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Applicable margin							1.00%
Southwest Gas Credit Facility [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin							0.00%
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity							$ 50,000,000
Borrowings outstanding under facility							$ 0
Notes, 3.8%, due 2046 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		3.80%			3.80%		3.80%
Debt instrument due date		Sep. 30, 2046					Sep. 30, 2046
Debt instrument discount percent at issuance		0.302%			0.302%
Notes, 3.8%, due 2046 [Member] | Debentures [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Notes payable		$ 300,000,000			$ 300,000,000		$ 300,000,000	$ 0
Centuri Term Loan Facility [Member] | Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Credit facility, face amount							$ 150,000,000
Medium-term notes, 7.59% series, due 2017 [Member] | Debentures [Member]
Debt Instrument [Line Items]
Debt instrument interest rate							7.59%	7.59%
Debt instrument due date							Jan. 17, 2017	Jan. 17, 2017
Medium-term notes, 7.59% series, due 2017 [Member] | Debentures [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Notes payable							$ 25,000,000	$ 25,000,000
Medium-term notes, 7.59% series, due 2017 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	7.59%
Repayments of medium term notes	$ 25,000,000